PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Index Solution 2055 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 3.4%
174,222  Vanguard Long-Term
Treasury ETF
$ 9,906,263
1.0
492,690
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
24,240,348
2.4
Total Exchange-Traded
Funds
(Cost $33,728,498)
34,146,611
3.4
MUTUAL FUNDS : 96.5%
Affiliated Investment Companies : 96.5%
1,063,356  Voya U.S. Bond Index
Portfolio - Class I
9,761,610
1.0
4,711,945  Voya VACS Index
Series EM Portfolio
67,145,220
6.7
18,286,060  Voya VACS Index
Series I Portfolio
245,216,061
24.5
4,475,792  Voya VACS Index
Series MC Portfolio
58,543,361
5.8
34,991,868  Voya VACS Index
Series S Portfolio
555,670,867
55.4
2,745,348  Voya VACS Index
Series SC Portfolio
31,022,428
3.1
Total Mutual Funds
(Cost $739,152,213)
967,359,547
96.5
Total Long-Term
Investments
(Cost $772,880,711)
1,001,506,158
99.9
Total Investments in
Securities
(Cost $772,880,711) $ 1,001,506,158 99.9
Assets in Excess of
Other Liabilities 1,460,089 0.1
Net Assets $ 1,002,966,247 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Index Solution 2055 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 34,146,611 $ — $ — $ 34,146,611
Mutual Funds 967,359,547 — — 967,359,547
Total Investments, at fair value $ 1,001,506,158 $ — $ — $ 1,001,506,158
Liabilities Table
Other Financial Instruments+
Futures $ (38,665) $ — $ — $ (38,665)
Total Liabilities $ (38,665) $ — $ — $ (38,665)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index - Class I
$ — $ 9,323,950 $ (9,323,950) $ — $ — $ 16,448 $ 1,024,170 $ 919,760
Voya Short Duration Bond Fund -
Class R6
4,307,011 64,350 (4,366,745) (4,616) — 29,923 18,448 —
Voya U.S. Bond Index Portfolio -
Class I
8,813,153 3,265,450 (2,572,291) 255,298 9,761,610 268,622 (1,965) —
Voya VACS Index Series EM
Portfolio
55,963,564 4,451,396 (6,310,808) 13,041,068 67,145,220 1,022,433 1,008,190 8,438
Voya VACS Index Series I Portfolio
203,461,645 37,489,743 (32,359,812) 36,624,485 245,216,061 6,163,411 6,910,056 —
Voya VACS Index Series MC
Portfolio
57,627,596 24,988,237 (21,600,631) (2,471,841) 58,543,361 905,542 4,555,006 1,498,926
Voya VACS Index Series S
Portfolio
465,213,079 87,874,538 (29,289,028) 31,872,278 555,670,867 6,072,529 14,014,259 20,701,029
Voya VACS Index Series SC
Portfolio
30,569,713 7,044,561 (5,351,737) (1,240,109) 31,022,428 677,883 636,350 2,928,203
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
34,601,819 6,877,663 (18,336,333) 1,097,199 24,240,348 886,189 (523,958) —
$ 860,557,580 $ 181,379,888 $ (129,511,335) $ 79,173,762 $ 991,599,895 $ 16,042,980 $ 27,640,556 $ 26,056,356
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Index Solution 2055 Portfolio
At September 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 221 12/31/25 $ 24,132,164 $ (15,970)
$ 24,132,164 $ (15,970)
Short Contracts:
3-month SOFR (100) 03/17/26 (24,078,750) (22,695)
$ (24,078,750) $ (22,695)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 228,625,447
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 228,625,447